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DRSLTR Submission/ Correspondence Relating to Draft Registration Statement Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

November 5, 2012

Re:	Qiwi Limited
Draft Registration Statement on Form F-1

Ladies and Gentlemen,

On behalf of QIWI Limited, a privately held company organized under the laws of Cyprus (the “Company”), and in contemplation of the Company’s initial public offering and pursuant to the provisions of the Jumpstart Our Business Startups Act, we submit herewith for confidential review by the Staff of the Securities and Exchange Commission (the “Commission”), a draft of the Company’s Registration Statement on Form F-1 and certain exhibits thereto (collectively, the “Registration Statement”). The Company hereby confirms its status as an “emerging growth company” as defined in Section 2(a)(19) of the Securities Act of 1933, as amended.

Since this is a confidential submission, the Registration Statement has not been signed and the Company is not submitting a filing fee at this time.

To assist the Staff with its review of the Registration Statement, we note that in connection with the initial public offering the Company is in the process of converting to a Cyprus public limited company. At the completion of this conversion, prior to the time that the Company will seek effectiveness of the Registration Statement with the Commission, the Company’s name will change to QIWI plc. This change will be reflected in the financial statements to be included in the Prospectus included in the Registration Statement and which will be filed by an amendment to the Registration Statement.

In addition, the Company will request that the Commission waives the requirement of Item 8.A.4 of Form 20-F. The requirement states that the Company must have audited financial statements of a date not older than 12 months from the date of the Registration Statement is publicly filed with the Commission. In a waiver request to be filed as an exhibit to the Registration Statement, the Company, will represent to the Commission, that:

1.	The Company is not required by any jurisdiction outside the United States to have audited financial statements of a date not older than 12 months from the date of filing of its Registration Statement.

2.	Compliance with Item 8.A.4 is impracticable and involves undue hardship for the Company.

3.	At the time the Registration Statement is declared effective, the Company will have audited financial statements not older than 15 months.

Should any member of the Staff have any questions or comments concerning this filing or the materials submitted herewith, or desire any further information or clarification in respect of the Registration Statement, please do not hesitate to contact the undersigned.

Sincerely,

By:	/s/ Pranav Trivedi
Name:	Pranav Trivedi
Title:	Partner